COMMITMENTS AND CONTINGENCIES - Additional Information - Other Commitments - Gaming License in Cyprus (Detail)	Dec. 31, 2024
Cyprus License Agreement [Member]
Commitments and Contingencies [Line Items]
Percentage of gross gaming revenues as the casino tax during the exclusive period	15.00%